THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON APRIL 15, 1999.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,1998.

Check here if Amendment  [X];        Amendment Number:  1
This Amendment (Check only one.):    [ ]  is a restatement
                                     [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                   Allen Holding Inc.
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Address                711 Fifth Avenue
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                       New York, New York 10022
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Form 13F File Number:                                     28-4174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Kim M. Wieland
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                 Chief Financial Officer and Managing Director
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Phone:                 (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Kim M. Wieland     New York, New York        April 23, 1999
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[Signature]            [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manger:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-5910                  Allen & Company Incorporated
28-6492                  Allen Capital Incorporated

FORM 13F SUMMARY PAGE

Report Summary:
                                          2
Number of Other Included Managers:   -----------------
                                             3
Form 13F Information Table Entry Total:  -----------------
                                           $21,128,313
Form 13F Information Table Value Total:  -----------------
                                           (thousands)

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state None and omit the column headings and list entries.]

No.      Form 13F Filer Number             Name

1        28-5910                            Allen & Company Incorporated
2        28-6492                            Allen Capital Incorporated

AS OF MARCH 31, 1998

ITEM 1           ITEM 2  ITEM 3      ITEM 4     ITEM 5         ITEM 6
Name of                                                   Investment Discretion
Issuer          Class Cusip Number Fair Market  Position (a)    (b)     (c)
                                      Value             Sole  Shared   Other
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AMERICAN BANKERS
INS GROUP INC     COM    024456105    7,095,000   110,000      110,000
--------------------------------------------------------------------------------
MCI COMMUNICATIONS
CORP              COM    552673105    9,058,500   183,000       183,00
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SOUTHERN NEW
ENGLAND TELECOM  COM     843485103    4,974,813    68,500       68,500
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                 Total Market Value:  21,128,313

ITEM 7                  ITEM 8
                      Voting Authority
                    (a)      (b)       (c)
Managers          Sole      Shared    Other
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                  110,000
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                  183,000
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                  68,500